Commitments and Contingencies - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies [Line Items]
Rental expenses	¥ 60,841	¥ 35,553	¥ 28,664
Xu v. Gridsum Holding Inc., et al. [Member]
Commitments and Contingencies [Line Items]
Lawsuit filing date		Apr. 25, 2018
Name of plaintiff		Guosheng Qi
Li v. Gridsum Holding Inc., et al. [Member]
Commitments and Contingencies [Line Items]
Lawsuit filing date		Jun. 25, 2018
Name of plaintiff		Michael Peng Zhang
Gordon v. Gridsum Holding Inc., et al. [Member]
Commitments and Contingencies [Line Items]
Lawsuit filing date	Jul. 02, 2018